DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Detail) - USD ($)		2 Months Ended	3 Months Ended	6 Months Ended
	Apr. 24, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2020
Sale of Stock, Number of Shares Issued in Transaction	82,800,000			82,800,000
Proceeds from Issuance Initial Public Offering	$ 828,000,000
Sale of Stock, Price Per Share	$ 10.00
Class of Warrant or Right, Numbers Issued			10,933,333
Initial Public Offering Costs				$ 44,156,346
Underwriting Fees				14,400,000
Other Deferred Costs, Net			$ 776,346	776,346
Cash withdrawn from Trust Account in connection with redemptions				750,542
Deferred Underwriting Fee Payable				28,980,000
Net Tangible Assets To Be Maintained to Proceed Business Combination		$ 5,000,001	$ 5,000,001	$ 5,000,001
Percentage of Stock Sold in Initial Public Offering		100.00%	100.00%	100.00%
Share Price		$ 9.20	$ 9.20	$ 9.20
Cost of Trust Assets Sold to Pay Expenses		$ 100,000		$ 100,000
Cash		0	$ 750,542	$ 750,542
Working capital deficit		$ 117,977
Sponsor
Share Price		$ 10.00	$ 10.00	$ 10.00
Private placement warrant
Class of Warrant or Right, Numbers Issued				10,933,333
Class of Warrant or Right, Per Warrant		$ 1.50		$ 1.50
Proceeds from Issuance of Private Placement				$ 16,400,000
Class of Warrant or Right, aggregate number of warrants committed to be purchased		10,933,333
Over-Allotment Option
Sale of Stock, Number of Shares Issued in Transaction	10,800,000
IPO [Member]
Sale of Stock, Number of Units will be offered in Proposed Public Offering		72,000,000
Proposed Public Offering, purchase price per unit		$ 10.00
IPO [Member] | Underwriters Overallotment Option [Member]
Sale of Stock, Number of Units will be offered in Proposed Public Offering		82,800,000